Commitments And Contingencies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2011	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments And Contingency [Line Items]
Square feet of real estate properties		2,000,000.0	2,700,000.0	500,000.0
Purchase price	$ 12.4
Payments for deposits	1.0
Deposits through standby letter of credit	3.3
Rent expense			$ 1.1	$ 1.2	$ 0.9
Houston Market [Member]
Commitments And Contingency [Line Items]
Square feet of real estate properties	267,000.0